SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2026 CAD ($) $ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)
Statement [Line Items]
Issue of common share	1,210,729	1,210,729
Restricted stock or unit	1,210,729,000
Gross proceeds from issue of share | $		$ 24,736	$ 182
Stock Options Exercises [Member]
Statement [Line Items]
Issue of common share	418,750	418,750
Stock options exercised	418,750	418,750
Gross proceeds from issue of share | $	$ 837
Exercise price | $ / shares	$ 2.00